Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	$ million
	Dec 31, 2025	Dec 31, 2024
Cash	4,867	5,551
Short-term bank deposits	8,370	10,706
Money market funds, reverse repos and other cash equivalents	16,979	22,853
Total	30,216	39,110